Subsequent Events (Unaudited)	12 Months Ended
Dec. 31, 2012
Subsequent events unaudited [Abstract]
Subsequent events unaudited [Text Block]

27. Subsequent Events (Unaudited)

Acquisition of 41 pawn lending locations in Texas

In August 2013, the Company completed the acquisition of a chain of pawn lending locations in Texas that included 41 operating locations and the rights to one additional Texas pawn lending location (that was under construction but not open for business at the time of the acquisition), all of which were acquired from TDP Superstores Corp. and operate primarily under the name “Top Dollar Pawn.” The aggregate consideration paid for the acquisition was approximately $103.7 million, including consideration for non-competition covenants. The acquisition price was paid in cash and funded by available cash and through the Company's line of credit. The Company incurred approximately $0.4 million of acquisition costs related to the acquisition, which were expensed. The activities and goodwill related to this acquisition are included in the results of the Company's retail services segment.

Pending Acquisition of 34 Pawn Lending Locations in Georgia and North Carolina

       In August 2013, the Company signed an asset purchase agreement for the acquisition of substantially all of the assets of a 34-store chain of pawn lending locations in Georgia and North Carolina (31 locations in Georgia and three locations in North Carolina) owned by PawnMart, Inc. and operating primarily under the PawnMart brand in both markets. The Company estimates the aggregate purchase price of the acquisition to be approximately $62.0 million, including consideration for certain non-competition covenants. The purchase price is expected to be paid in cash and funded through borrowings under the Company's line of credit. The purchase price may be adjusted based on the aggregate value of the pawn loan balance and merchandise inventory balance held by the seller at closing. The closing of the transaction is subject to the satisfaction of certain closing conditions, such as the receipt of certain approvals to be obtained by the seller and its parent company, Xponential, Inc., licensing and the receipt of certain regulatory approvals. If all conditions are satisfied, the closing of the acquisition is expected to occur in the fourth quarter of 2013.

Income Taxes

During 2012, the Company's Mexico-based pawn operations that operated under the name Prenda Fácil were owned by Creazione. In January 2013, the Company's Mexico-based pawn operations were sold by Creazione to another wholly-owned subsidiary of the Company, CA Empeños Mexico, S. de R.L. de C.V., and began operating exclusively under the name “Cash America casa de empeño.” The Company is currently in the process of liquidating the remaining assets of Creazione, which are insignificant. In connection with the liquidation of Creazione, the Company intends to claim a deduction on its 2013 federal income tax return for its tax basis in the stock of Creazione and has recognized an income tax benefit of $33.2 million as a result of the deduction. The Company believes that it meets the requirements for this deduction and that it should be treated as an ordinary loss, which will reduce the Company's cash taxes paid in 2013, and the Company has obtained a Private Letter Ruling from the Internal Revenue Service with respect to one of the various factors that it considered in making this determination. As of December 31, 2012, the Company had recorded an income tax benefit of $9.3 million and an offsetting valuation allowance associated with the Company's excess tax basis over its basis for financial purposes in the stock of Creazione. During the three months ended March 31, 2013, the Company recorded an additional income tax benefit of $23.9 million associated with its remaining tax basis in the stock of Creazione. In addition, the Company released the valuation allowance recorded in 2012 of $9.3 million and recorded a $33.2 million liability for uncertain tax benefits. Following the receipt of a favorable Private Letter Ruling from the Internal Revenue Service in September of 2013, the Company determined that it met the more-likely-than-not threshold for recording a tax benefit related to the Creazione stock basis deduction and released the $33.2 million liability for uncertain tax benefits during the three months ended September 30, 2013.

During 2013, the statute of limitations expired related to the Mexico tax returns of Creazione for periods before it was acquired by the Company (pre-2008). As a result, in the third quarter of 2013, the Company released reserves established for unrecognized tax benefits of $1.0 million and the related accrued interest and penalties of $1.9 million.

The Company recognized income tax (benefit) expense of ($28.0) million and $12.7 million for the three and nine months ended September 30, 2013, respectively, compared to income tax expense of $25.1 million and $67.5 million for the three and nine months ended September 30, 2012, respectively. The decrease in income tax expense and the effective tax rate of (154.1%) and 9.9% for the three and nine months ended September 30, 2013, respectively, is primarily due to the recognition of the $33.2 million tax benefit associated with the Creazione stock basis deduction and the $1.0 million release of the reserve for uncertain tax benefits related to the Creazione pre-acquisition Mexico tax returns noted above. In addition, the income tax expense for the three and nine months ended September 30, 2012 was negatively impacted by the recognition of a $12.6 million valuation allowance related to the Mexico deferred tax assets of Creazione.

2013 Litigation Settlement

On October 9, 2013, the Company entered into a memorandum of understanding (the “Settlement Memorandum”) to settle an outstanding class action lawsuit that has been ongoing since 2004. See Note 15 for additional details regarding this lawsuit, which was originally filed by James E. Strong in the State Court of Cobb County, Georgia. This case was scheduled to go to trial in November 2013, but on October 9, 2013, the parties agreed to a memorandum of understanding (the “Settlement Memorandum”). Pursuant to the Settlement Memorandum, the parties filed a joint motion containing the full terms of the settlement (the “Settlement Agreement”) to the trial court for approval on October 24, 2013, and the trial court preliminarily approved the Settlement Agreement on November 4, 2013. The Settlement Agreement requires a minimum payment by the Company of $18.0 million and a maximum payment of $36.0 million, to cover class claims (including honorarium payments to the named plaintiffs) and the plaintiffs' attorneys' fees and costs (including the costs of claims administration) (the “Class Claims and Costs”), all of which will count towards the aggregate payment for purposes of determining whether the minimum payment has been made or the maximum payment has been reached. The actual payout will depend on the number of claimants who submit claims for payment. If the Company does not pay at least $18.0 million towards the Class Claims and Costs, the Settlement Agreement requires the Company to pay, into a cy pres (non-profit) fund approved by the court, an amount equal to $18.0 million less the aggregate amount the Company pays towards the Class Claims and Costs. In accordance with ASC 855-10-55―Subsequent Events and ASC-20-50, Contingencies, the Company recognized a liability during the third quarter of 2013 in the amount of $18.0 million, which it deems the most probable payment amount. The Company denies all of the material allegations of the lawsuit and denies any and all liability or wrongdoing in connection with the conduct described in the lawsuit. If the Settlement Agreement is not approved by the court, the Company cannot predict the outcome of this litigation.

Consumer Financial Protection Bureau

The Company has been advised by the Enforcement Division of the Consumer Financial Protection Bureau (the “CFPB”) that it is contemplating an enforcement action against the Company for issues self disclosed to the CFPB during its 2012 examination of the Company relating to the improper preparation of certain court documents in connection with collections lawsuits initiated by the Company in Ohio, which were previously disclosed by the Company and for which it implemented a voluntarily reimbursement program for affected customers at an originally estimated cost to the Company of approximately $13.4 million before taxes, ; the making of a limited number of loans to consumers who may have been members of the military at the time of the loan at rates in excess of the military annual percentage rate permitted by the federal Military Lending Act due in part to system errors, and for which the Company has made refunds of approximately $33,500; and for certain failures to timely provide and preserve records and information in connection with the CFPB's examination of the Company. The Company has fully cooperated with the CFPB and continues to do so. Currently, the Company is seeking to negotiate a settlement to resolve all pending issues. The Company anticipates that a settlement will require, among other things, the entry of a consent order, the payment of a civil money penalty, the enhancement of certain aspects of the Company's compliance management programs, the implementation of additional procedures and controls and periodic reporting requirements to the CFPB. There is no certainty that a settlement will be successfully negotiated, or that the consequences of a settlement or an unsettled action will not have a material adverse impact on the Company's business, results of operations or financial position. Based upon the Company's assessment of the matter in accordance with ASC 450-20-20, Contingencies―Loss Contingencies―Glossary as of the date of filing this report on Form 10-K, the Company currently expects that the CFPB enforcement action, including any monetary penalties or changes to its business that result from such enforcement action, will not have a material adverse impact on its business, results of operations or financial position.